Customers' refundable fees	12 Months Ended
Dec. 31, 2019
Customers' refundable fees
Customers' refundable fees

11.    Customers’ refundable fees

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	76,625	58,878	41,697
Cash received from customers	797,529	554,539	409,781
Cash refunded to customers	(160,653)	(36,136)	(85,227)
Revenue recognized	(654,623)	(535,584)	(321,335)
Balance at end of year	58,878	41,697	44,916

Customers’ refundable fees represent the commission income received in advance (see note 2(s)).